Fair value measurements - Financial assets and liabilities measured at fair value on recurring basis (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Assets
Derivative assets	$ 96,299	$ 16,909
Liabilities
Derivative liabilities	1,325	71,197
Recurring
Assets
Investment, at fair value	26,016	38,367
Derivative assets	96,299	16,909
Liabilities
Derivative liabilities	1,325	71,197
Recurring | Level 1
Assets
Investment, at fair value	26,016	38,367
Derivative assets	0	0
Liabilities
Derivative liabilities	0	0
Recurring | Level 2
Assets
Investment, at fair value	0	0
Derivative assets	96,299	16,909
Liabilities
Derivative liabilities	1,325	71,197
Recurring | Level 3
Assets
Investment, at fair value	0	0
Derivative assets	0	0
Liabilities
Derivative liabilities	$ 0	$ 0